RESULT FROM INVESTMENTS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments [Abstract]
Other income from subsidiaries, jointly controlled entities and associates	€ 3,522	€ 2,665	€ 2,437